Weighted Average Assumptions used to Determine Benefit Obligations, Gratuity Plan (Detail) - Benefit Obligations Of Gratuity Plan	Dec. 31, 2017	Dec. 31, 2016
Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate	7.40%	7.10%
Rate of increase in compensation per annum	5.20%	5.20%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate	7.60%	7.50%
Rate of increase in compensation per annum	11.00%	11.00%